UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2022

Date of reporting period: April 30, 2022

Item 1.    Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

THE ADVISORS’ INNER CIRCLE FUND

Emerging Markets Equity Fund

SEMI-ANNUAL REPORT TO SHAREHOLDERS

April 30, 2022

This information must be preceded or accompanied by a current prospectus. Investors should read the prospectus carefully before investing.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

(Unaudited)

The total net of fees return of the LSV Emerging Markets Equity Fund, the benchmark MSCI Emerging Markets Index and the MSCI Emerging Markets Value Index for the trailing periods ending April 30, 2022 were as follows:

	Trailing 6-months	One Year	Three Year	Since Inception
LSV Emerging Markets Equity Fund*	-4.25%	-3.53%	5.14%	6.40%
Benchmark:
MSCI Emerging Markets	-14.15%	-18.33%	2.24%	4.28%
Value Benchmark:
MSCI Emerging Markets Value	9.53%	-11.01%	0.85%	2.18%

* Month Ended April 30, 2022.

Institutional Class Shares performance as of 3/31/22: 4.58% (1-year), 7.20% (3 Year) and 8.11% (Since Inception). The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 888-FUND-LSV (888-386-3578). Inception date 1/18/2019.

Global equities fell sharply in over the past six month period as news of the Russian invasion of Ukraine coupled with record high inflation data, labor shortages and increasingly hawkish global central banks stoked fears that a ‘hard landing’ may be unavoidable during this tightening cycle and lead to a recession. The MSCI Emerging Markets Index was up 22.95% (in USD). From a style perspective, emerging markets value stocks (as measured by the MSCI Indices) outperformed growth amidst the market—the MSCI Emerging Markets Value Index was down 9.53% while the MSCI Emerging Markets Growth Index was down 18.30% (both in USD).The LSV Emerging Markets Equity Fund, Institutional Class Shares, was down 4.25% for the period. From a sector perspective, Utilities, Financials and Industrials stocks outperformed while the Consumer Discretionary, Health Care and Energy sectors lagged.

The portfolio’s deep value bias had a positive impact on relative returns for the period as value stocks broadly outperformed growth amidst the market volatility, rising interest rates and surging energy prices. Performance attribution further indicates that both stock and sector selection contributed positively to portfolio relative returns for the period. Stock selection represented the bulk of the relative gains as a result of the outperformance of deep value names within the Consumer Discretionary, Information Technology and Health Care sectors—holdings within the Auto Manufacturing, Semiconductors and Biotechnology industries performed particularly well. Within Consumer Discretionary, not owning expensive names in the Internet & Direct Marketing Retail industry also added value. From a sector perspective, relative gains were more modest and largely a function of our underweight position in the Consumer Discretionary sector as well as our overweight to Utilities stocks. Top contributors for the period included our overweight positions in Telkom Indonesia, Bank of Communications Company, EDP Brasil, and Shougang Fushan Resources. Our underweight to Alibaba as well as not owning Meituan, NIO, Tencent, WuXi Biologics, Pinduoduo, Sberbank and Novatek also added value. The main individual detractors included

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

(Unaudited)

not owning Petrobras, Reliance Industries, Al-Rajhi Bank, Saudi National Bank and Vale. Overweight positions in Lukoil, Mobile TeleSystems, Nornickel and Powerlong Real Estate also detracted.

The Fund continues to trade at a significant discount to the overall market as well as to the value benchmark. The Fund is trading at 6.9x forward earnings compared to 12.3x for the MSCI Emerging Markets Index, 0.9x book value compared to 1.8x for the MSCI Emerging Markets Index and 5.0x cash flow compared to 8.9x for the MSCI Emerging Markets Index. Sector weightings are a result of our bottom-up stock selection process, subject to constraints at the sector and industry levels. The Fund is currently overweight Industrials, Materials and Utilities while underweight the Consumer Discretionary, Communication Services and Information Technology sectors.

Our organization remains stable and our research team continues to pursue an active research agenda in which we are looking for better ways to measure value and identify signs of positive change. As always, we are focused on delivering the long-term results that our investors have come to expect from LSV and that we have delivered for clients since 1994.

This material represents the manager’s assessment of the portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice. Investing involves risk including loss of principal. The information provided herein represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice.

Forward earnings is not a forecast of the Fund’s future performance. Investing involves risk, including possible loss of principal. Investments in smaller companies typically exhibit higher volatility.

The MSCI Emerging Markets Index is a market capitalization weighted index designed to provide a broad measure of equity-market performance throughout the emerging markets.

The MSCI Emerging Markets Value Index captures large and mid-cap securities exhibiting overall value style characteristics across the emerging markets.

The MSCI Emerging Markets Growth Index captures large and mid-cap securities exhibiting overall growth style characteristics across the emerging markets.

The MSCI Emerging Markets Small Cap Index is an index designed to provide a broad measure of performance throughout the emerging markets of companies with small market capitalization.

Index Returns are for illustrative purposes only and do not represent actual fund performance. Index performance returns do not reflect any manage fees, transaction costs or expenses. Indexes are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

April 30, 2022	(Unaudited)

Sector Weightings †:

†	Percentages are based on total investments.

Schedule of Investments

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Foreign Common Stock (97.3%)
Brazil (4.4%)
Banco do Brasil	18,800	$127
Camil Alimentos	37,100	65
EDP - Energias do Brasil	21,700	93
JBS	13,700	105
Qualicorp Consultoria e Corretora de Seguros	3,000	8
Telefonica Brasil	9,200	98
Vale	4,200	71
Vibra Energia	27,600	118

		685

Chile (0.5%)
Enel Americas	168,382	18
Vina Concha y Toro	44,300	65

		83

China (3.4%)
China CITIC Bank, Cl H	229,000	117
Haier Smart Home, Cl H	22,400	80
Kunlun Energy	82,000	68
Powerlong Real Estate Holdings	92,000	31
Shanghai Pharmaceuticals Holding, Cl H	36,000	58
Shenzhen Expressway, Cl H	64,000	66
Sinotrans, Cl H	215,000	65
Vipshop Holdings ADR*	5,100	39

		524

Czech Republic (0.3%)
Philip Morris CR*	70	53

Egypt (0.6%)
Eastern SAE	62,000	36

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Egypt (continued)
ElSewedy Electric*	121,500	$52

		88

Greece (0.4%)
Motor Oil Hellas Corinth Refineries	3,700	59

Hong Kong (28.1%)
3SBio(A)*	89,000	63
Agile Group Holdings	82,000	40
Alibaba Group Holding*	8,500	105
Anhui Conch Cement, Cl H	16,500	90
Asia Cement China Holdings	85,000	55
BAIC Motor, Cl H(A)	181,000	57
Baidu, Cl A*	6,240	98
Bank of China, Cl H	512,000	201
Bank of Communications, Cl H	339,000	234
Beijing Enterprises Holdings	22,500	76
China BlueChemical	244,000	84
China Everbright	48,000	46
China Everbright Bank, Cl H	127,000	46
China Hongqiao Group	80,000	100
China Lesso Group Holdings	72,000	90
China Medical System Holdings	44,000	63
China Merchants Port Holdings	66,000	115
China Minsheng Banking, Cl H	88,500	34
China Pacific Insurance Group, Cl H	25,600	56
China Petroleum & Chemical, Cl H	312,000	153
China Railway Group, Cl H	120,000	84
China Reinsurance Group, Cl H	740,000	65
China Suntien Green Energy, Cl H	88,000	50
China Traditional Chinese Medicine Holdings	144,000	70
China Yongda Automobiles Services Holdings	45,000	42
Country Garden Holdings	85,000	59
Dali Foods Group(A)	178,500	91
Dongfeng Motor Group, Cl H	80,000	58
Far East Horizon	75,000	61
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl H	30,000	77
Guangzhou R&F Properties	17,600	7
Hengan International Group	16,000	76

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2022	(Unaudited)

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Hong Kong (continued)
IGG	51,000	$21
Jiangsu Expressway, Cl H	30,000	30
Kingboard Laminates Holdings	42,500	65
Lenovo Group	196,000	189
Lonking Holdings	152,000	42
Maanshan Iron & Steel, Cl H	242,000	95
NetDragon Websoft Holdings	28,000	56
New China Life Insurance, Cl H	28,100	71
Nine Dragons Paper Holdings	66,000	58
People’s Insurance Group of China, Cl H	310,000	99
PetroChina, Cl H	264,000	126
PICC Property & Casualty, Cl H	94,000	96
Postal Savings Bank of China, Cl H(A)	164,000	124
Shougang Fushan Resources Group	265,364	99
Sinopec Engineering Group, Cl H	124,000	65
Sinopharm Group, Cl H	37,600	87
Sinotruk Hong Kong	37,500	45
SSY Group	94,000	46
TCL Electronics Holdings	95,000	43
Vinda International Holdings	23,000	55
Want Want China Holdings	155,000	140
YiChang HEC ChangJiang Pharmaceutical, Cl H(A)	17,600	11
Yuexiu Transport Infrastructure	98,000	63
Zhejiang Expressway, Cl H*	132,000	109

		4,381

Hungary (0.2%)
Magyar Telekom Telecommunications	26,200	28

India (12.2%)
Aurobindo Pharma	4,600	38
Chambal Fertilisers and Chemicals	12,900	77
GAIL India	50,100	104
Gujarat State Fertilizers & Chemicals	50,600	112
HCL Technologies	3,300	46
Hindustan Aeronautics	4,400	91
Hindustan Petroleum	34,000	119
Indiabulls Housing Finance	3,100	6
JK Paper	12,200	57
Jubilant Life Sciences, Cl A	4,400	27

LSV Emerging Markets Equity Fund

	Shares	Value (000)
India (continued)
Jubilant Pharmova	2,500	$16
Kalpataru Power Transmission	23,800	112
KRBL	16,706	52
National Aluminium	53,600	73
NMDC	53,900	112
NTPC	66,100	134
Oil & Natural Gas	89,900	186
Power Finance	45,200	69
Power Grid Corp of India	27,400	81
REC	31,500	52
Redington India	77,700	154
UPL	8,200	88
Vedanta	16,600	88

		1,894

Indonesia (4.4%)
Astra International	304,900	159
Bank Negara Indonesia Persero	67,200	43
Bukit Asam*	81,200	21
Matahari Department Store	142,600	57
Telekomunikasi Indonesia Persero	923,800	294
United Tractors	50,600	106

		680

Malaysia (2.1%)
AMMB Holdings*	88,000	74
RHB Bank	61,300	88
Scientex	112,600	99
Tenaga Nasional	28,900	60

		321

Mexico (1.5%)
Cemex*	64,000	28
Fibra Uno Administracion	59,400	65
Grupo Financiero Banorte, Cl O	10,000	66
Grupo Mexico	17,400	82

		241

Philippines (0.7%)
DMCI Holdings	402,100	64
Metro Pacific Investments	536,200	39

		103

Poland (1.0%)
Cyfrowy Polsat	9,800	54
Polskie Gornictwo Naftowe i Gazownictwo	56,500	78

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2022	(Unaudited)

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Poland (continued)
Powszechny Zaklad Ubezpieczen	4,300	$30

		162

Russia (–%)
Gazprom PJSC ADR(A)(B)	11,300	—
LUKOIL PJSC ADR (A)(B)	2,300	—
Mobile TeleSystems PJSC ADR (A)(B)	6,900	—

		—

Singapore (0.5%)
Yangzijiang Financial Holding Pte*	81,400	32
Yangzijiang Shipbuilding Holdings	81,400	53

		85

South Africa (3.9%)
Absa Group	10,000	108
African Rainbow Minerals	4,300	71
Astral Foods	3,800	37
Exxaro Resources	5,100	73
Impala Platinum Holdings	5,600	73
MTN Group	8,200	87
Oceana Group	16,600	58
Telkom SOC	7,500	23
Vodacom Group	8,600	83

		613

South Korea (15.2%)
DB HiTek	1,400	74
DB Insurance	1,800	96
DL E&C	332	16
DL Holdings	133	6
DongKook Pharmaceutical	1,488	26
Hana Financial Group	2,900	108
Hankook & Co	6,900	79
Huons	1,089	37
Hyundai Glovis	600	99
Hyundai Greenfood	7,800	56
Hyundai Home Shopping Network	1,000	48
Hyundai Marine & Fire Insurance	2,800	72
Kginicis	1,700	23
Kia Motors	1,300	85
KT&G	1,100	72
LG	1,100	64
LX Holdings*	309	2
LX Semicon	800	83
Maeil Dairies	1,000	55

LSV Emerging Markets Equity Fund

	Shares	Value (000)
South Korea (continued)
S&T Motiv	900	$34
Samsung Electronics	14,900	790
SFA Engineering	700	22
Shinhan Financial Group	4,900	162
Shinsegae	185	36
SK Square*	785	32
SK Telecom	1,900	85
Value Added Technology	1,400	44
Vieworks	1,700	54

		2,360

Taiwan (15.1%)
ASE Technology Holding	59,000	186
Asia Cement	51,000	83
Asia Vital Components	33,000	115
Asustek Computer	6,000	72
Cathay Financial Holding	40,859	86
China Development Financial Holding*	68,375	21
China Development Financial Holding	74,932	45
Chipbond Technology	15,000	34
ChipMOS Technologies	58,000	90
Elan Microelectronics	12,000	60
Fubon Financial Holding	47,801	119
Global Mixed Mode Technology	10,000	67
Hon Hai Precision Industry	20,000	68
International Games System	3,000	73
MediaTek	2,000	55
Novatek Microelectronics	5,000	66
Pou Chen	62,000	64
Powertech Technology	21,000	66
Primax Electronics	25,000	47
Radiant Opto-Electronics	13,000	45
Shin Kong Financial Holding	241,896	80
Sigurd Microelectronics	58,000	110
Simplo Technology	6,000	59
Sino-American Silicon Products	13,000	64
SinoPac Financial Holdings	194,000	119
Synnex Technology International	36,000	93
Topco Scientific	16,000	90
Tripod Technology	11,000	46
Wistron	50,000	48
Yuanta Financial Holding	124,800	110
Zhen Ding Technology Holding	19,000	67

		2,348

Thailand (1.6%)
Kasikornbank	18,000	80

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2022	(Unaudited)

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Thailand (continued)
Krung Thai Bank	197,400	$86
Quality Houses	394,900	26
Supalai	96,600	62

		254

Turkey (1.2%)
Coca-Cola Icecek	6,400	53
Haci Omer Sabanci Holding	40,700	55
Turkiye Sise ve Cam Fabrikalari	68,500	83

		191

United Kingdom (–%)
Magnit PJSC GDR	5,000	—
MMC Norilsk Nickel PJSC ADR	3,700	—

		—

TOTAL FOREIGN COMMON STOCK (Cost $15,764)		15,153

Foreign Preferred Stock (1.6%)
Brazil** (1.5%)
Banco do Estado do Rio Grande do Sul	36,000	77
Cia Paranaense de Energia	46,000	69
Itausa	46,095	87

		233

Colombia** (0.1%)
Banco Davivienda	1,700	14

TOTAL FOREIGN PREFERRED STOCK (Cost $261)		247

Warrants (0.0%)*
Thailand (0.0%*)
Thaifoods Group 05/14/2024*	41,710	1

TOTAL WARRANTS (Cost $–)		1

LSV Emerging Markets Equity Fund
	Face Amount (000)	Value (000)
Repurchase Agreement (0.8%)
South Street Securities 0.140%, dated 04/29/22, to be repurchased on 05/02/22, repurchase price $131 (collateralized by various U.S. Treasury obligations, ranging in par value $56 - $74, 0.125% - 0.750%, 04/15/26 – 08/31/26; total market value $134)	$131	$131

TOTAL REPURCHASE AGREEMENT (Cost $131)		131

Total Investments – 99.7% (Cost $16,156)		$15,532

Percentages are based on Net Assets of $15,574 (000).

*	Non-income producing security.
**	No rate available.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security is considered illiquid. The total value of such securities as of April 30, 2022 was $0 and represented 0.0% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

PJSC — Public Joint Stock Company

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2022	(Unaudited)

The following is a list of the inputs used as of April 30, 2022, in valuing the Fund’s investments carried at value ($000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Foreign Common Stock
Brazil	$685	$–	$–	$685
Chile	83	–	–	83
China	156	368	–	524
Czech Republic	–	53	–	53
Egypt	52	36	–	88
Greece	–	59	–	59
Hong Kong	1,382	2,999	–	4,381
Hungary	–	28	–	28
India	419	1,475	–	1,894
Indonesia	–	680	–	680
Malaysia	99	222	–	321
Mexico	241	–	–	241
Philippines	39	64	–	103
Poland	78	84	–	162
Russia	–	–	–	–
Singapore	85	–	–	85
South Africa	110	503	–	613
South Korea	277	2,083	–	2,360
Taiwan	90	2,258	–	2,348
Thailand	–	254	–	254
Turkey	53	138	–	191
United Kingdom	–	–	–	–

Total Foreign Common Stock	3,849	11,304	–	15,153

Foreign Preferred Stock
Brazil	233	–	–	233
Colombia	14	–	–	14

Total Foreign Preferred Stock	247	–	–	247

Total Warrants	–	1	–	1

Total Repurchase Agreement	–	131	–	131

Total Investments in Securities	$4,096	$11,436	$–	$15,532

Amounts designated as “—“ are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements

Statement of Assets and Liabilities (000)

April 30, 2022	(Unaudited)

LSV Emerging Markets Equity Fund
Assets:
Investments at Value (Cost $16,156)	$15,532
Foreign Currency, at Value (Cost $89)	89
Dividends and Interest Receivable	49
Receivable for Capital Shares Sold	11
Receivable for Investment Securities Sold	8
Reclaim Receivable	1
Prepaid Expenses	23
Total Assets	15,713
Liabilities:
Payable for Investment Securities Purchased	54
Accrued foreign gains tax	43
Payable due to Investment Adviser	4
Payable due to Administrator	1
Payable due to Transfer Agent	6
Payable due to Printing	2
Payable due to Pricing	4
Other Accrued Expenses	25
Total Liabilities	139
Net Assets	$15,574

Net Assets Consist of:
Paid-in Capital	$15,912
Total Distributable Loss	(338)
Net Assets	$15,574

Net Asset Value, Offering and Redemption Price Per Share — Institutional Class Shares ($14,639 ÷ 1,375,754 shares)	$10.64

Net Asset Value, Offering and Redemption Price Per Share — Investor Class Shares ($935 ÷ 87,919 shares)	$10.63

The accompanying notes are an integral part of the financial statements

Statement of Operations (000)

For the six months ended April 30, 2022	(Unaudited)

LSV Emerging Markets Equity Fund

Investment Income:
Dividend Income	$289
Foreign Taxes Withheld	(31)
Total Investment Income	258

Expenses:
Investment Advisory Fees	80
Administration Fees	4
Chief Compliance Officer Fees	1
Distribution Fees - Investor Class	1
Custodian Fees	35
Transfer Agent Fees	18
Registration and Filing Fees	17
Printing Fees	3
Professional Fees	1
Insurance and Other Fees	6
Total Expenses	166
Less: Waiver of Investment Advisory Fees	(69)
Less: Fees Paid Indirectly — (see Note 4)	—
Net Expenses	97
Net Investment Income	161
Net Realized Gain on Investments	430
Net Realized Loss on Foreign Currency Transactions	(13)
Net Realized Loss on Foreign Capital Gain	(13)
Net Change in Unrealized Appreciation on Foreign Capital Gain	20
Net Change in Unrealized (Depreciation) on Investments	(1,276)
Net Realized and Unrealized Loss on Investments	(852)
Net Decrease in Net Assets Resulting from Operations	$(691)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Statements of Changes in Net Assets (000)

For the six months ended April 30, 2022 (Unaudited) and for the year ended October 31, 2021

	LSV Emerging Markets Equity Fund
	11/1/2021 to	11/1/2020 to
	04/30/2022	10/31/2021
Operations:
Net Investment Income	$161	$366
Net Realized Gain on Investments, Foreign Capital Gains Tax, Foreign Currency Transactions and Forward Foreign Currency Contracts	404	800
Net Change in Unrealized Appreciation (Depreciation) on Investments, Foreign Capital Gains Tax and Foreign Currency Translation	(1,256)	1,442
Net Increase (Decrease) in Net Assets Resulting from Operations	(691)	2,608
Distributions
Institutional Class Shares	(1,265)	(243)
Investor Class Shares	(85)	(10)
Total Distributions	(1,350)	(253)
Capital Share Transactions:
Institutional Class Shares:
Issued	2,030	4,923
Reinvestment of Dividends and Distributions	1,265	243
Redeemed	(198)	(324)
Net Increase from Institutional Class Shares Transactions	3,097	4,842
Investor Class Shares:
Issued	340	564
Reinvestment of Dividends and Distributions	85	10
Redeemed	(389)	(23)
Net Increase from Investor Class Shares Transactions	36	551
Net Increase in Net Assets Derived from Capital Share Transactions	3,133	5,393
Total Increase in Net Assets	1,092	7,748
Net Assets:
Beginning of Period	14,482	6,734
End of Year/Period	$15,574	$14,482

Shares Transactions:
Institutional Class:
Issued	170	418
Reinvestment of Dividends and Distributions	111	23
Redeemed	(18)	(29)
Total Institutional Class Share Transactions	263	412
Investor Class:
Issued	31	48
Reinvestment of Dividends and Distributions	7	1
Redeemed	(35)	(2)
Total Investor Class Share Transactions	3	47
Net Increase in Shares Outstanding	266	459

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements

Financial Highlights

For a share outstanding throughout each period

For the six months ended April 30, 2022 (Unaudited) and for the year ended October 31, 2021

	Net Asset Value Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate‡

LSV Emerging Markets Equity Fund

Institutional Class Shares

2022*	$12.09	$0.12	$(0.58)	$(0.46)	$(0.36)	$(0.63)	$(0.99)	$10.64	(4.25)%	$14,639	1.19%	2.06%	2.03%	8%

2021	9.11	0.37	2.91	3.28	(0.21)	(0.09)	(0.30)	12.09	36.38	13,451	1.19	2.68	3.18	19

2020	10.28	0.26	(1.11)	(0.85)	(0.31)	(0.01)	(0.32)	9.11	(8.67)	6,384	1.19	3.20	2.85	19

2019**	10.00	0.27	0.01	0.28	–	–	–	10.28	2.80	6,416	1.20	4.20	3.38	5	‡

Investor Class Shares

2022*	$12.07	$0.10	$(0.58)	$(0.48)	$(0.33)	$(0.63)	$(0.96)	$10.63	(4.36)%	$935	1.44%	2.31%	1.77%	8%

2021	9.10	0.37	2.88	3.25	(0.19)	(0.09)	(0.28)	12.07	36.06	1,031	1.45	2.95	3.15	19

2020	10.28	0.25	(1.12)	(0.87)	(0.30)	(0.01)	(0.31)	9.10	(8.83)	350	1.45	3.50	2.79	19

2019**	10.00	0.15	0.13	0.28	–	–	–	10.28	2.80	184	1.48(2)	3.89	1.92	5	‡

*	For the six-month period ended April 30, 2022. All ratios for the period have been annualized.
**	Commenced operations on January 17, 2019. All ratios for the period have been annualized
†

Total return would have been lower had the Adviser not waived a portion of its fee. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Capital shares.

‡	Portfolio turnover rate is for the period indicated and has not been annualized.
(1)	Per share calculations were performed using average shares for the period.
(2)	Ratio reflects the impact of the low level of average Net Assets. Under normal asset levels, the ratio of expenses to Average Net Assets would have been 1.45%.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Notes to Financial Statements

April 30, 2022	(Unaudited)

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 30 funds. The financial statements herein are those of the LSV Emerging Markets Equity Fund, a diversified Fund (the “Fund”). The Fund seeks long-term growth of capital by investing in undervalued stocks which are out of favor in the market. The Fund commenced operations on January 17, 2019, offering Institutional Class Shares and Investor Class Shares. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.	Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2022, there were no securities valued in accordance with Fair Value Procedures.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Fund’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser that such limits have been exceeded. In such event, the adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Fund uses MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities in the Fund based

Notes to Financial Statements

April 30, 2022	(Unaudited)

on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts the Fund’s Administrator and can request that a meeting of the Committee be held. As of April 30, 2022, the total market value of securities valued in accordance with Fair Value Procedures were $11,304 (000) or 72.6% of Net Assets. If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended April 30, 2022, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities on open tax years (i.e. the last three open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2022, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended April 30, 2022, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income—Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Investments in Real Estate Investment Trusts (REITs) — With respect to the Fund, dividend

Notes to Financial Statements

April 30, 2022	(Unaudited)

income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”), as determined by the Adviser. Provisions of the repurchase agreements and procedures adopted by the Board require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/ or posted to the counterparty and create one single net payment due to or from the Fund.

At April 30, 2022, the open repurchase agreement by counterparty which is subject to a MRA on a net payment basis is as follows (000):

Counterparty	Repurchase Agreement	Fair Value of Non-Cash Collateral Received	Cash Collateral Received(1)	Net Amount(2)
South Street Securities	$131	$131	$–	$–

(1) The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2) Net amount represents the net amount receivable due from the counterparty in the event of default.

Foreign Currency Translation— The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Expenses— Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or average daily net assets

Classes— Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of average daily net assets.

Dividends and Distributions to Shareholders—Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

3.	Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust other than the Chief Compliance Officer (“CCO”) as described below.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and reviewed by the Board.

Notes to Financial Statements

April 30, 2022	(Unaudited)

4.	Administration, Distribution,Transfer Agency and Custodian Agreements:

The Fund, along with other series of the Trust advised by LSV Asset Management (the “Adviser”), and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended April 30, 2022, the Fund incurred $4,392 for these services.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

The Fund has adopted a distribution plan under the Rule 12b-1 under the 1940 Act for Investor Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. The maximum annual distribution fee for Investor Class Shares of the Fund is 0.25% annually of the average daily net assets. For the period ended April 30, 2022, the Fund incurred $1,350 of distribution fees.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the period ended April 30, 2022, the Fund earned $9 in cash management credits which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5.	Investment Advisory Agreement:

The Trust and the Adviser are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 1.00% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive its fee (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit the Fund’s total operating expenses after fee waivers and/or expense reimbursements to a maximum of 1.20% and 1.45% of the Fund’s Institutional Class and Investor Class Shares’ average daily net assets, respectively, through February 28, 2023. Refer to waiver of investment advisory fees on the Statement of Operations for fees waived for the period ended April 30, 2022.

6.	Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended April 30, 2022, were as follows (000):

Purchases	$3,181
Sales	$1,297

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent.

The permanent differences primarily consist of foreign currency translations and reclassification of long term capital gain distribution on REITs, investments in passive foreign investment companies (PFICs) and foreign capital gains tax. There are no permanent differences that are credited or charged to Paid-in Capital and Distributable Earnings as of October 31, 2021.

The tax character of dividends and distributions paid during the years ended October 31, 2021 and 2020 was as follows (000):

		Ordinary Income		Long-Term Capital Gain			Total
2021	$		225	$	28	$	253
2020			210		—		210

As of October 31, 2021, the components of distributable earnings on a tax basis were as follows (000):

Undistributed Ordinary Income	$606
Undistributed Long-Term Capital Gain	634
Unrealized Appreciation	463

Total Distributable Earnings	$1,703

The fund has no capital loss carryforwards at October, 31, 2021.

During the year ended October 31, 2021, no capital loss carryforwards were utilized to offset capital gains.

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2022, were as follows (000):

Notes to Financial Statements

April 30, 2022	(Unaudited)

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Depreciation
$16,156	$1,610	$(2,234)	$(624)

8.	Concentration of Risks:

Equity Risk — Since the Fund purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign Company Risk — Investing in foreign companies, including direct investments and through Depositary Receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency, the value of which may be influenced by currency exchange rates and exchange control regulations. Changes in the value of a currency compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While Depositary Receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in Depositary Receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Emerging Market Risk — Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Currency Risk — As a result of the Fund’s investments in securities or other investments denominated in, and/ or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

Market Risk — The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Medium and Smaller Capitalization Risk — The medium-and smaller-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these medium-and small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium- and small-capitalization stocks may be more volatile than those of

Notes to Financial Statements

April 30, 2022	(Unaudited)

larger companies. These securities may be traded over-the-counter or listed on an exchange.

Preferred Stock Risk — Preferred stocks in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

9.	Other:

At April 30, 2022, 78% of total shares outstanding for the Institutional Class Shares were held by three record shareholders each owning 10% or greater of the aggregate total shares outstanding. At April 30, 2022, 98% of total shares outstanding for the Investor Class Shares were held by three record shareholders owning 10% or greater of the aggregate total shares outstanding. These were comprised mostly of omnibus accounts which were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

10.	Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2021 to April 30, 2022.

The table below illustrates your Fund’s costs in two ways:

•  Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•  Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return —the account values shown do not apply to your specific investment.

	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratios	Expenses Paid During Period*
LSV Emerging Markets Equity Fund

Actual Fund Return
Institutional Class Shares	$1,000.00	$957.60	1.19%	$5.82
Investor Class Shares	1,000.00	1,018.84	1.44	6.01

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$956.40	1.19%	$6.99
Investor Class Shares	1,000.00	1,017.65	1.44	7.20

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

Board Consideration in Re-Approving the Advisory Agreement (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on February 23, 2022 to decide whether to renew the Agreement for an additional one-year term (the “February Meeting”). The February Meeting was held via videoconference in reliance on relief provided in orders issued by the Securities and Exchange Commission on March 13, 2020, March 25, 2020 and June 19, 2020 from 1940 Act sections and rules requiring that certain votes of a company’s board of trustees be cast in person due to circumstances related to the current or potential effects of the COVID-19 pandemic. In preparation for the February Meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the February Meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the February Meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the February Meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the February Meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Board Consideration in Re-Approving the Advisory Agreement (Unaudited)

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Trustees considered whether the management fees charged by the Adviser to other clients with comparable mandates were greater than, less than or equal to the management fee charged by the Adviser to the Fund and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Trust:

The Advisors’ Inner Circle Fund

Fund:

LSV Emerging Markets Equity Fund

Adviser:

LSV Asset Management

Distributor:

SEI Investments Distribution Co.

Administrator:

SEI Investments Global Fund Services

Legal Counsel:

Morgan, Lewis & Bockius LLP

The Fund files their complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT (Form N-Q for filings prior to March 31, 2020). The Funds’ Forms N-Q and N-PORT are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-386-3578; and (ii) on the SEC’s website at http://www.sec.gov.

LSV-SA-010-0400

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.    Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.    Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.    Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.    Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.    Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as amended (17 CFR § 240.13a-15(b) or §240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.    Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2022

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger,
Treasurer, Controller, and CFO

Date: July 8, 2022